Loss per share (Details Narrative) - Ordinary shares [member] - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Employee Stock Options and Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
IFRS Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,025,975	709,585	5,258
Equity Instruments [Member]
IfrsStatementLineItems [Line Items]
IFRS Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			742,402